UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

EQUITY FUND (FORMERLY KNOWN AS

LEGG MASON PARTNERS EQUITY FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 9.0%
Household Durables - 3.2%
280,950	Newell Rubbermaid Inc.	$4,408,106
595,110	Toll Brothers Inc. *	11,628,449

	Total Household Durables	16,036,555

Media - 3.0%
629,040	News Corp., Class B Shares	8,800,269
218,910	Walt Disney Co.	6,011,269

	Total Media	14,811,538

Specialty Retail - 2.8%
615,824	Staples Inc.	14,299,433

	TOTAL CONSUMER DISCRETIONARY	45,147,526

CONSUMER STAPLES - 11.4%
Beverages - 2.2%
191,550	PepsiCo Inc.	11,236,323

Food & Staples Retailing - 2.0%
204,820	Wal-Mart Stores Inc.	10,054,614

Food Products - 3.5%
207,710	Kellogg Co.	10,225,563
221,450	McCormick & Co. Inc., Non Voting Shares	7,516,013

	Total Food Products	17,741,576

Household Products - 1.4%
118,880	Procter & Gamble Co.	6,885,530

Tobacco - 2.3%
238,380	Philip Morris International Inc.	11,618,641

	TOTAL CONSUMER STAPLES	57,536,684

ENERGY - 10.7%
Energy Equipment & Services - 4.5%
76,890	Diamond Offshore Drilling Inc.	7,344,533
273,920	Halliburton Co.	7,428,710
184,890	National-Oilwell Varco Inc. *	7,974,306

	Total Energy Equipment & Services	22,747,549

Oil, Gas & Consumable Fuels - 6.2%
176,190	Exxon Mobil Corp.	12,088,396
147,850	Newfield Exploration Co. *	6,292,496
114,520	Petroleo Brasileiro SA, ADR	5,256,468
128,230	Total SA, ADR	7,598,910

	Total Oil, Gas & Consumable Fuels	31,236,270

	TOTAL ENERGY	53,983,819

FINANCIALS - 14.9%
Capital Markets - 1.1%
288,020	Charles Schwab Corp.	5,515,583

Commercial Banks - 3.4%
598,720	Wells Fargo & Co.	16,871,929

Consumer Finance - 1.7%
251,740	American Express Co.	8,533,986

Diversified Financial Services - 6.6%
736,210	Bank of America Corp.	12,456,673
390,350	JPMorgan Chase & Co.	17,105,137
177,650	Moody’s Corp.	3,634,719

	Total Diversified Financial Services	33,196,529

See Notes to Schedule of Investments.

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Insurance - 2.1%
51	Berkshire Hathaway Inc., Class A Shares *	$5,151,000
332,160	Progressive Corp. *	5,507,213

	Total Insurance	10,658,213

	TOTAL FINANCIALS	74,776,240

HEALTH CARE - 13.1%
Biotechnology - 2.6%
108,650	Celgene Corp. *	6,073,535
124,790	Genzyme Corp. *	7,079,337

	Total Biotechnology	13,152,872

Health Care Equipment & Supplies - 1.1%
76,590	Edwards Lifesciences Corp. *	5,354,407

Health Care Providers & Services - 1.3%
293,320	AmerisourceBergen Corp.	6,564,502

Pharmaceuticals - 8.1%
225,670	Abbott Laboratories	11,163,895
363,420	Bristol-Myers Squibb Co.	8,184,218
147,500	Johnson & Johnson	8,981,275
247,340	Novartis AG, ADR	12,460,989

	Total Pharmaceuticals	40,790,377

	TOTAL HEALTH CARE	65,862,158

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.4%
472,890	Orbital Sciences Corp. *	7,079,163

Air Freight & Logistics - 0.5%
45,740	United Parcel Service Inc., Class B Shares	2,582,938

Building Products - 2.5%
981,140	Masco Corp.	12,676,329

Electrical Equipment - 1.9%
62,600	First Solar Inc. *	9,569,036

Industrial Conglomerates - 3.4%
1,051,820	General Electric Co.	17,270,885

Machinery - 0.9%
79,470	Eaton Corp.	4,497,207

Road & Rail - 1.3%
145,700	Norfolk Southern Corp.	6,281,127

	TOTAL INDUSTRIALS	59,956,685

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 6.3%
637,360	Corning Inc.	9,757,982
312,010	Juniper Networks Inc. *	8,430,510
286,150	Nokia Oyj, ADR	4,183,513
210,070	QUALCOMM Inc.	9,448,949

	Total Communications Equipment	31,820,954

Computers & Peripherals - 2.7%
74,520	Apple Inc. *	13,813,772

Electronic Equipment, Instruments & Components - 2.0%
259,460	Dolby Laboratories Inc., Class A Shares *	9,908,777

IT Services - 0.7%
51,540	Visa Inc.	3,561,929

Semiconductors & Semiconductor Equipment - 2.4%
401,021	ASML Holding NV, New York Registered Shares	11,858,191

See Notes to Schedule of Investments.

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Software - 4.4%
208,260	Autodesk Inc. *	$4,956,588
663,358	Microsoft Corp.	17,174,339

	Total Software	22,130,927

	TOTAL INFORMATION TECHNOLOGY	93,094,550

MATERIALS - 5.9%
Chemicals - 2.1%
77,380	Air Products & Chemicals Inc.	6,003,141
56,960	Monsanto Co.	4,408,704

	Total Chemicals	10,411,845

Metals & Mining - 2.8%
35,770	Freeport-McMoRan Copper & Gold Inc., Class B Shares	2,454,180
266,080	Newmont Mining Corp.	11,712,841

	Total Metals & Mining	14,167,021

Paper & Forest Products - 1.0%
228,610	International Paper Co.	5,082,000

	TOTAL MATERIALS	29,660,866

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
232,930	Verizon Communications Inc.	7,050,791

Wireless Telecommunication Services - 0.8%
103,130	American Tower Corp., Class A Shares *	3,753,932

	TOTAL TELECOMMUNICATION SERVICES	10,804,723

UTILITIES - 1.9%
Electric Utilities - 1.9%
169,110	Exelon Corp.	8,391,238
20,260	FPL Group Inc.	1,118,960

	TOTAL UTILITIES	9,510,198

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $447,886,561)	500,333,449

Face Amount
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
$5,419,000	Interest in $200,004,000 joint tri-party repurchase agreement dated 9/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/1/09; Proceeds at maturity - $5,419,009; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.670% due 11/13/09 to 2/27/15; Market value - $5,527,386) (Cost - $5,419,000)	5,419,000

	TOTAL INVESTMENTS - 100.6% (Cost - $453,305,561#)	505,752,449
	Liabilities in Excess of Other Assets - (0.6)%	(2,965,888)

	TOTAL NET ASSETS - 100.0%	$502,786,561

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Fund (the “Fund”) (formerly known as Legg Mason Partners Equity Fund) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$500,333,449	—	—	$500,333,449
Short-term investment†	—	$5,419,000	—	5,419,000

Total	$500,333,449	$5,419,000	—	$505,752,449

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,533,382
Gross unrealized depreciation	(40,086,494)

Net unrealized appreciation	$52,446,888

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

As of September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2009